Condensed Consolidating Statements of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Net sales	$ 5,365.3	$ 4,945.2	$ 3,011.2	$ 2,176.7	$ 2,475.6	$ 2,095.2	$ 2,031.1	$ 2,000.3	$ 15,498.4	$ 8,602.2	$ 7,840.3
Cost of sales									10,841.7	5,568.2	5,050.5
Gross profit	1,652.6	1,400.0	855.2	748.9	918.1	725.3	694.1	696.6	4,656.7	3,034.0	2,789.8
Selling, General and Administrative Expense									3,607.0	1,993.8	1,819.5
Operating income	469.7	223.7	123.4	232.8	383.6	219.7	205.0	231.9	1,049.7	1,040.2	970.3
Interest expense, net									599.4	80.1	15.4
Other expense, net									2.1	5.9	0.6
Income before income taxes									448.2	954.2	954.3
Provision for income taxes									165.8	355.0	357.6
Net income	$ 229.0	$ 81.9	$ (98.0)	$ 69.5	$ 206.6	$ 133.0	$ 121.5	$ 138.3	282.4	599.2	596.7
Other comprehensive loss									(9.0)
Comprehensive income									273.4	582.0	581.3
Consolidation Adjustments
Net sales									(551.4)	(2.1)	(2.9)
Cost of sales									(538.0)	(2.1)	(2.9)
Gross profit									(13.4)
Selling, General and Administrative Expense									(9.4)	(2.2)	(2.3)
Operating income									(4.0)	2.2	2.3
Other expense, net									(4.0)	2.1	2.3
Income before income taxes										0.1
Equity in earnings of subsidiaries									617.0	639.1	596.3
Net income									(617.0)	(639.0)	(596.3)
Comprehensive income									(617.0)	(639.0)	(596.3)
Parent
Selling, General and Administrative Expense									48.4	33.7	4.7
Operating income									(48.4)	(33.7)	(4.7)
Interest expense, net									464.4	35.7	(1.6)
Other expense, net									4.0	(2.1)	(2.3)
Income before income taxes									(516.8)	(67.3)	(0.8)
Provision for income taxes									(213.3)	(27.4)	(1.2)
Equity in earnings of subsidiaries									(585.9)	(639.1)	(596.3)
Net income									282.4	599.2	596.7
Comprehensive income									282.4	599.2	596.7
Guarantor Subsidiaries
Net sales									15,312.2	8,420.3	7,676.0
Cost of sales									10,715.6	5,427.7	4,927.2
Gross profit									4,596.6	2,992.6	2,748.8
Selling, General and Administrative Expense									3,505.5	1,904.0	1,761.2
Operating income									1,091.1	1,088.6	987.6
Interest expense, net									139.1	44.5	17.2
Other expense, net									(0.2)	5.5	0.4
Income before income taxes									952.2	1,038.6	970.0
Provision for income taxes									361.6	387.2	363.0
Equity in earnings of subsidiaries									(31.1)
Net income									621.7	651.4	607.0
Comprehensive income									621.7	651.4	607.0
Non - Guarantor Subsidiaries
Net sales									737.6	184.0	167.2
Cost of sales									664.1	142.6	126.2
Gross profit									73.5	41.4	41.0
Selling, General and Administrative Expense									62.5	58.3	55.9
Operating income									11.0	(16.9)	(14.9)
Interest expense, net									(4.1)	(0.1)	(0.2)
Other expense, net									2.3	0.4	0.2
Income before income taxes									12.8	(17.2)	(14.9)
Provision for income taxes									17.5	(4.8)	(4.2)
Net income									(4.7)	(12.4)	(10.7)
Other comprehensive loss									(9.0)	(17.2)	(15.4)
Comprehensive income									$ (13.7)	$ (29.6)	$ (26.1)